Insurance Contracts - Summary of Equity risk exposure (Detail) - Insurance contracts issued [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Variable	₩ 24,727,079	₩ 23,706,824
Equity Risk [Member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Variable	₩ 5,779,123	₩ 5,369,486